Financial Risk Management Objectives and Policies - Summary of Interest Rate Risk (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Cash and cash equivalents	¥ 646	¥ 4,605
Restricted bank deposits and short-term bank deposits	16	51
Borrowings	(55,126)	(63,801)
Obligations under finance leases		(66,868)
Floating interest rate [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Cash and cash equivalents	646	4,605
Restricted bank deposits and short-term bank deposits	16	51
Borrowings	(9,705)	(13,272)
Obligations under finance leases	(50,761)	(45,314)
Floating interest rate [member] | Interest rate swaps [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Interest rate swaps at notional amount	7,566	9,280
Fixed interest rate [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Borrowings	(45,477)	(50,529)
Obligations under finance leases	¥ (26,666)	¥ (21,554)